EXHIBIT 99.24

infinity data compare report

Data Compare
Infinity Loan ID	Loan #1	Verus ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xxxxxx	xxxxxx	787663	B1 Citizenship Status	Foreign National	Non-Resident Alien			The Final Application reflects B1 Citizenship Status as Foreign National.	Initial
xxxxxx	xxxxxx	790702	B1 Citizenship Status	Foreign National	Non-Resident Alien			The Final Application reflects B1 Citizenship Status as Foreign National.	Initial